NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Mar. 27, 2021	Jun. 27, 2020
Notes Payable
Schedule of notes payable

	March 27,	June 27,
	2021	2020

Financing liability incurred on various dates between January 2019 through September 2019 with implied interest rates ranging from 0.7% to 17.0% per annum.	$83,400,000	$83,576,661
Non-revolving, senior secured term notes dated between October 1, 2018 and October 30, 2020, issued to accredited investors, which mature on January 31, 2022, and bear interest at a rate of 15.5% and 18.0% per annum.	104,436,180	77,675,000
Convertible debentures dated between September 16, 2020 and December 17, 2020, issued to accredited investors and qualified institutional buyers, which mature two years from issuance, and bear interest at a rate of 7.5% per annum.	5,000,000	-
Promissory notes dated between January 15, 2019 through March 29, 2019, issued for deferred payments on acquisitions, which mature on varying dates from July 31, 2021 to April 1, 2022 and bear interest at rates ranging from 8.0% to 9.0% per annum.	3,762,500	16,173,250
Promissory notes dated November 7, 2018, issued to Lessor for tenant improvements as part of sales and leaseback transactions, which mature on November 7, 2028, bear interest at a rate of 10.0% per annum and require minimum monthly payments of $15,660 and $18,471.	2,233,720	2,339,564
Other	15,418	15,418

Total Notes Payable	198,847,818	179,779,893
Less Unamortized Debt Issuance Costs and Loan Origination Fees	(8,832,434)	(10,781,288)

Net Amount	$190,015,384	$168,998,605
Less Current Portion of Notes Payable	(97,169,640)	(16,188,668)

Notes Payable, Net of Current Portion	$92,845,744	$152,809,937

	2020	2019

Promissory notes dated between January 15, 2019 through March 29, 2019, issued for deferred payments on acquisitions, which mature on varying dates from August 3, 2019 to June 30, 2020 and bear interest at rates ranging from 8.0% to 9.0% per annum.	$16,173,250	$26,750,000

Secured promissory note dated November 27, 2019, issued to refinance property acquisition loans, which matures on May 31, 2020 and bears interest at a rate of 9.5% per annum.	-	6,050,000

Finance liabilities incurred on various dates between January 2019 through September 2019 with implied interest rates ranging from 0.7% to 17.0% per annum.	83,576,661	71,538,352

Non-revolving, senior secured term note dated October 1, 2018, issued to accredited investors, which matures on January 31, 2022, and bears interest at a fixed rate of 15.5% per annum and requires monthly interest payments of 12.0% and 3.5% will accrue monthly as payment-in-kind.	77,675,000	77,675,000

Promissory notes dated November 7, 2018, issued to Lessor for tenant improvements as part of sales and leaseback transactions, which mature on November 7, 2028, bear interest at a rate of 10.0% per annum and require minimum monthly payments of $15,660 and $18,471.	2,339,564	2,484,357

Other	15,418	21,120

Total Notes Payable	179,779,893	184,518,829
Less Unamortized Debt Issuance Costs and Loan Origination Fees	(10,781,288)	(11,771,270)

Net Amount	$168,998,605	$172,747,559
Less Current Portion of Notes Payable	(16,188,668)	(21,998,522)

Notes Payable, Net of Current Portion	$152,809,937	$150,749,037

Schedule of reconciliation notes payable

Balance at Beginning of Period	$168,998,605

Cash Additions	15,830,279
Non-Cash Addition - Debt Modification	877,439
Debt Discount Recognized on Modification	(977,370)
Extinguishment of Debt	(12,173,250)
Paid-In-Kind Interest Capitalized	15,178,462
Cash Payments	(660,094)
Equity Component of Debt- New and Amended	(5,583,407)
Cash Paid for Debt Issuance Costs	99,931
Accretion of Debt Discount included in Discontinued Operations	5,834,043
Accretion of Debt Discount	2,590,746

Balance at End of Period	$190,015,384

Less Current Portion of Notes Payable	(97,169,640)

Notes Payable, Net of Current Portion	$92,845,744

	2020	2019

Balance at Beginning of Period	$172,747,559	$55,946,959

Cash Additions	13,850,000	166,243,539
Non-Cash Additions - Business Acquisition	-	26,750,000
Non-Cash Addition - Debt Modification	1,000,000	-
Debt Discount Recognized on Modification	(1,000,000)	-
Payment of Amendment Fee	(500,000)	-
Cash Payments	(14,779,091)	(55,007,057)
Equity Component of Debt	(5,331,969)	(13,590,104)
Shares Issued for Debt Issuance Costs	-	(1,857,431)
Conversion of Convertible Debentures	-	(3,802,381)
Shares Issued to Settle Debt	(4,393,342)	(8,929,288)
Cash Paid for Debt Issuance Costs	(61,500)	(2,019,472)
Accretion of Debt Discount	6,895,051	7,848,740
Non-Cash Loss on Extinguishment of Debt	571,897	1,164,054

Balance at End of Period	$168,998,605	$172,747,559

Less Current Portion of Notes Payable	(16,188,668)	(21,998,522)

Notes Payable, Net of Current Portion	$152,809,937	$150,749,037

Schedule of maturities of debt

Fiscal Year Ending	Scheduled Maturity

June 26, 2021	$16,188,668
June 25, 2022	77,675,000
June 24, 2023	-
June 29, 2024	-
June 28, 2025	-
June 27, 2026 and Thereafter	85,916,225

Total Notes Payable	$179,779,893